Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Communication Services Portfolio - Select Communication Services Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835